Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Dilutive Net Loss Per Share

The computation of basic and dilutive net loss per share attributable to common stockholders for the year ended December 31, 2025 and 2024, are as follows:

	Years Ended December 31,
	2025	2024
Basic:
Numerator:
Net loss attributable to common shareholders	$(6,660,038)	$(47,457,768)
Denominator:
Weighted-average common shares outstanding	42,806,029	25,257,473
Net loss per share – basic:	$(0.16)	$(1.88)
Diluted:
Numerator:
Net loss attributable to common and common equivalent shareholders	(6,660,038)	(47,457,768)
Denominator:
Weighted-average common stock outstanding	42,806,029	25,257,473
Total common and common equivalent shares outstanding	42,806,029	25,257,473
Net loss per share – diluted:	$(0.16)	$(1.88)

Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive

The weighted average potential shares of common stock that were excluded from the calculation of net loss per share-diluted for the periods presented because including them would have been anti-dilutive consisted of the following:

	Years Ended December 31,
	2025	2024
Stock options outstanding to purchase shares of common stock and RSUs	4,356,519	-
Public Warrants	6,384,326	1,906,552
SPAC Private Placement Warrants	5,256,218	1,569,665
Private Veea Warrants	159,307	47,574
2025 Investor Warrants	2,048,460	-
Convertible Notes	162,799	88,759

The weighted average potential shares of common stock that were excluded from the calculation of net loss per share-diluted because the performance or market conditions associated with these awards were not met are as follows for the periods presented:

	Years Ended December 31,
	2025	2024
Earn-Out Liability	4,500,000	1,343,836